Document and Entity Information	Oct. 02, 2020
Prospectus:
Document Type	497
Document Period End Date	Oct. 02, 2020
Entity Registrant Name	MORGAN STANLEY INSTITUTIONAL FUND TRUST
Entity Central Index Key	0000741375
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Oct. 02, 2020
Document Effective Date	Oct. 02, 2020
Prospectus Date	Jan. 28, 2020
Short Duration Income Portfolio | Class IS
Prospectus:
Trading Symbol	MSDSX
Short Duration Income Portfolio | Class C
Prospectus:
Trading Symbol	MSLDX
Short Duration Income Portfolio | Class L
Prospectus:
Trading Symbol	MSJLX
Short Duration Income Portfolio | Class A Shares
Prospectus:
Trading Symbol	MLDAX
Short Duration Income Portfolio | Class I Shares
Prospectus:
Trading Symbol	MPLDX